Income Taxes Effective Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cumulative Impact of Cellulosic Biofuel Producer Credit Election, Net of Alternative Fuel Mixture Credit, Benefit, Net of Tax	$ 27.6			$ 27.6
Income Tax Reconciliation, Tax Credits, Other				4.4
Income Tax Reconciliation, Alternative Fuel Mixture Credit				$ 29.0
Statutory federal tax rate		35.00%	35.00%	35.00%
Foreign rate differential		0.20%	(2.50%)	0.00%
Adjustment and resolution of federal, state and foreign tax uncertainties		(0.10%)	0.30%	(0.30%)
State taxes, net of federal benefit		3.40%	2.30%	1.90%
Research and development and other tax credits, net of valuation allowances		(0.50%)	(1.10%)	(1.50%)
Alternative fuel credits		0.00%	0.00%	(3.40%)
Cellulosic biofuel credit, net of incremental state tax impact		0.00%	0.00%	(9.40%)
Income attributable to noncontrolling interest		(0.10%)	(0.30%)	(0.20%)
Nondeductible deal fees		0.00%	1.30%	0.00%
Change in valuation allowance		(1.30%)	0.00%	0.00%
Other, net		(1.40%)	(2.70%)	(0.20%)
Effective tax rate		35.20%	32.30%	21.90%